Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Ci2i Services, INC [Member]
Schedule of Property and Equipment	Property and equipment consisted of the following as of June 30, 2017 and December 31, 2016:
	2017	2016
Office Equipment	$11,926	$11,926
Accumulated Depreciation	11,926	11,926

Balance, net	$-	$-
Property and equipment consisted of the following as of December 31, 2016 and 2015:
	2016	2015

Office Equipment	$11,926	$11,926

Accumulated Depreciation	11,926	9,508

Balance, net	$-	2,418

Omnim2m, Inc [Member]
Schedule of Property and Equipment

Property and equipment consisted of the following as of June 30, 2017 and December 31, 2016:

	2017	2016

Furniture and fixtures	$2,784	$2,784
Office equipment	3,260	3,260
M2M equipment	14,126	14,126
Subtotal	20,170	20,170
Accumulated Depreciation	(19,670)	(18,263)
Net	$500	$1,907

Property and equipment consisted of the following as of December 31, 2016 and 2015:

	2016	2015
Furniture and fixtures	$2,784	$4,735
Office equipment	3,260	4,907
M2M equipment	14,126	12,943
Computer Software	-	2,278
Subtotal	20,170	24,863
Accumulated Depreciation	(18,263)	(16,243)
Net	$1,907	$8,620